Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000		50,000,000
Preferred stock, shares issued	28,893,618
Preferred stock, shares outstanding	28,893,618
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000		300,000,000
Common stock, shares issued	82,238,648	145,642,333		123,345,985
Common stock, shares outstanding	82,238,648	145,642,333		123,345,985
Previously Reported [Member]
Common stock, shares issued		144,642,333
Common stock, shares outstanding		144,642,333